UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-06325

Dreyfus Midcap Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	01/31/17

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Midcap Index Fund, Inc.
January 31, 2017 (Unaudited)

Common Stocks - 98.2%	Shares		Value ($)
Automobiles & Components - .8%
Dana	314,055		6,325,068
Gentex	630,217	[a]	13,165,233
Thor Industries	104,153		10,779,835
			30,270,136
Banks - 7.6%
Associated Banc-Corp	319,335		8,079,175
BancorpSouth	186,141		5,528,388
Bank of Hawaii	92,127		7,914,631
Bank of the Ozarks	197,763	[a]	10,851,256
Cathay General Bancorp	161,893		5,899,381
Chemical Financial	153,715		7,598,132
Commerce Bancshares	189,802		10,729,507
Cullen/Frost Bankers	121,943		10,901,704
East West Bancorp	313,297		16,115,998
F.N.B.	455,043		6,798,342
First Horizon National	503,517		10,070,340
Fulton Financial	372,922		6,787,180
Hancock Holding	181,076		8,302,335
International Bancshares	129,712		4,812,315
MB Financial	152,534		6,792,339
New York Community Bancorp	1,058,340		16,076,185
PacWest Bancorp	261,488		14,486,435
PrivateBancorp	173,507		9,483,893
Prosperity Bancshares	151,208		10,982,237
Signature Bank	116,637	[b]	18,372,660
SVB Financial Group	113,143	[b]	19,486,619
Synovus Financial	264,172		11,010,689
TCF Financial	379,151		6,578,270
Trustmark	147,820	[a]	4,969,708
UMB Financial	93,894		7,242,983
Umpqua Holdings	479,618		8,781,806
Valley National Bancorp	555,470	[a]	6,726,742
Washington Federal	193,325	[a]	6,350,726
Webster Financial	199,611		10,483,570
			278,213,546

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.2% (continued)	Shares		Value ($)
Capital Goods - 11.1%
A.O. Smith	324,274		15,808,357
AECOM	334,862	[b]	12,366,454
AGCO	146,895	[a]	9,225,006
B/E Aerospace	220,934		13,580,813
Carlisle Companies	140,187		15,295,804
CLARCOR	107,461		8,898,845
Crane	107,577		7,749,847
Curtiss-Wright	97,644		9,574,971
Donaldson	284,925	[a]	12,038,081
Dycom Industries	67,533	[a,b]	5,447,212
EMCOR Group	132,064		9,203,540
EnerSys	96,265		7,503,857
Esterline Technologies	64,598	[b]	5,532,819
GATX	86,173	[a]	4,982,523
Graco	121,216		10,859,741
Granite Construction	86,337		4,846,096
Hubbell	111,953		13,667,222
Huntington Ingalls Industries	100,725		19,536,621
IDEX	165,725		14,941,766
ITT	190,441		7,783,324
Joy Global	214,341		6,027,269
KBR	305,715		5,200,212
Kennametal	173,725		6,208,932
KLX	115,179	[a,b]	5,642,619
Lennox International	84,255	[a]	13,212,027
Lincoln Electric Holdings	133,989		11,170,663
MSC Industrial Direct, Cl. A	97,250		9,934,087
Nordson	115,669		13,131,902
NOW	232,093	[b]	4,934,297
Orbital ATK	127,414		11,078,647
Oshkosh	162,072		11,285,073
Regal Beloit	97,231		7,058,971
Teledyne Technologies	76,087	[b]	9,348,810
Terex	228,685		7,272,183
Timken	155,776		6,916,454
Toro	237,699	[a]	14,007,602
Trinity Industries	327,618		9,022,600
Triumph Group	106,223		2,841,465
Valmont Industries	48,790		7,025,760
Wabtec	193,574	[a]	16,771,251

Common Stocks - 98.2% (continued)	Shares		Value ($)
Capital Goods - 11.1% (continued)
Watsco	56,212		8,585,821
Woodward	119,275		8,306,311
			403,825,855
Commercial & Professional Services - 1.9%
CEB	68,858		5,264,194
Clean Harbors	112,517	[b]	6,244,694
Copart	221,820	[a,b]	12,586,067
Deluxe	105,178		7,662,217
FTI Consulting	90,505	[b]	3,813,881
Herman Miller	128,699		4,015,409
HNI	97,089		4,894,256
Manpowergroup	147,428		14,073,477
MSA Safety	66,993		4,779,951
Rollins	209,044	[a]	7,370,891
			70,705,037
Consumer Durables & Apparel - 3.0%
Brunswick	193,526		11,584,466
CalAtlantic Group	159,748	[a]	5,570,413
Carter's	106,568		8,925,070
Deckers Outdoor	70,185	[a,b]	4,042,656
Fossil Group	92,275	[a,b]	2,359,472
Helen of Troy	60,943	[b]	5,685,982
Kate Spade & Company	273,639	[b]	5,065,058
KB Home	175,009	[a]	2,866,647
NVR	7,666	[b]	14,243,428
Polaris Industries	129,668	[a]	10,901,189
Skechers USA, Cl. A	295,684	[b]	7,427,582
Tempur Sealy International	109,825	[a,b]	4,722,475
Toll Brothers	324,863	[b]	10,187,704
TRI Pointe Group	309,795	[a,b]	3,801,185
Tupperware Brands	112,555	[a]	6,793,820
Vista Outdoor	128,668	[b]	3,706,925
			107,884,072
Consumer Services - 3.3%
Brinker International	106,640	[a]	4,745,480
Buffalo Wild Wings	39,361	[b]	5,943,511
Cheesecake Factory	95,627		5,762,483
Churchill Downs	26,572		3,809,096
Cracker Barrel Old Country Store	52,365	[a]	8,276,812
DeVry Education Group	123,182	[a]	4,126,597

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.2% (continued)	Shares		Value ($)
Consumer Services - 3.3% (continued)
Domino's Pizza	104,477		18,235,416
Dunkin' Brands Group	199,649	[a]	10,355,794
Graham Holdings, Cl. B	10,383		5,394,488
International Speedway, Cl. A	56,496		2,070,578
Jack in the Box	69,787		7,531,413
Panera Bread, Cl. A	47,113	[a,b]	9,849,444
Papa John's International	57,381	[a]	4,890,009
Service Corporation International	414,399		12,071,443
Sotheby's	99,553	[a,b]	3,953,250
Texas Roadhouse	142,535		6,647,832
Wendy's	437,804	[a]	5,923,488
			119,587,134
Diversified Financials - 4.0%
CBOE Holdings	176,764	[a]	14,073,950
Eaton Vance	246,882		10,351,762
FactSet Research Systems	86,819		15,024,028
Federated Investors, Cl. B	203,161	[a]	5,284,218
Janus Capital Group	311,506		3,893,825
Legg Mason	196,323		6,221,476
MarketAxess Holdings	81,747		15,307,126
MSCI	204,549		16,926,430
Raymond James Financial	274,472		20,566,187
SEI Investments	292,171		14,173,215
SLM	932,197	[b]	11,074,500
Stifel Financial	146,937	[b]	7,395,339
Waddell & Reed Financial, Cl. A	177,015	[a]	3,195,121
WisdomTree Investments	241,729	[a]	2,489,809
			145,976,986
Energy - 3.8%
CONSOL Energy	385,335	[a]	6,527,575
Denbury Resources	843,902	[b]	2,827,072
Diamond Offshore Drilling	142,707	[a,b]	2,337,541
Dril-Quip	81,506	[a,b]	5,069,673
Energen	211,150	[b]	11,378,873
Ensco, Cl. A	653,657		7,137,934
Gulfport Energy	336,804	[b]	7,039,204
HollyFrontier	382,367	[a]	11,077,172
Nabors Industries	616,891	[a]	10,024,479
Noble	521,772	[a]	3,521,961
Oceaneering International	218,210		6,077,149

Common Stocks - 98.2% (continued)	Shares		Value ($)
Energy - 3.8% (continued)
Oil States International	110,931	[a,b]	4,381,775
Patterson-UTI Energy	349,819	[a]	9,808,925
QEP Resources	521,603	[b]	9,096,756
Rowan Cos., Cl. A	268,174	[b]	4,805,678
SM Energy	210,157	[a]	6,411,890
Superior Energy Services	328,723	[b]	5,808,535
Western Refining	170,358	[a]	5,964,234
World Fuel Services	156,315		6,952,891
WPX Energy	834,263	[b]	11,621,284
			137,870,601
Food & Staples Retailing - .5%
Casey's General Stores	84,440	[a]	9,702,156
Sprouts Farmers Market	289,277	[a,b]	5,400,802
United Natural Foods	108,839	[b]	4,973,942
			20,076,900
Food, Beverage & Tobacco - 3.1%
Boston Beer, Cl. A	19,495	[a,b]	2,996,382
Dean Foods	198,420		3,940,621
Flowers Foods	398,227	[a]	8,008,345
Hain Celestial Group	228,599	[b]	9,043,376
Ingredion	157,263		20,159,544
Lamb Weston Holdings	305,479		11,412,695
Lancaster Colony	41,935		5,495,582
Post Holdings	140,208	[a,b]	11,732,605
Snyder's-Lance	186,643	[a]	7,163,358
Tootsie Roll Industries	37,799	[a]	1,415,573
TreeHouse Foods	125,344	[a,b]	9,511,103
WhiteWave Foods	384,885	[b]	21,191,768
			112,070,952
Health Care Equipment & Services - 5.2%
ABIOMED	87,831	[b]	9,342,583
Align Technology	162,803	[a,b]	14,927,407
Allscripts Healthcare Solutions	405,198	[a,b]	4,744,869
Globus Medical, Cl. A	154,289	[b]	4,067,058
Halyard Health	99,405	[b]	3,824,110
HealthSouth	198,716	[a]	7,714,155
Hill-Rom Holdings	130,398		7,676,530
LifePoint Health	86,248	[b]	5,118,819
LivaNova	98,271	[a,b]	4,727,326
MEDNAX	203,601	[b]	13,916,128

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.2% (continued)	Shares		Value ($)
Health Care Equipment & Services - 5.2% (continued)
Molina Healthcare	93,185	[a,b]	5,285,453
NuVasive	111,647	[a,b]	7,901,258
Owens & Minor	134,574	[a]	4,828,515
ResMed	306,215	[a]	20,681,761
STERIS	185,305	[a]	13,125,153
Teleflex	95,747		16,059,644
Tenet Healthcare	172,904	[a,b]	3,041,381
VCA	178,510	[b]	16,173,006
WellCare Health Plans	96,310	[b]	14,016,957
West Pharmaceutical Services	159,129		13,467,087
			190,639,200
Household & Personal Products - .6%
Avon Products	952,306	[b]	5,590,036
Edgewell Personal Care	126,119	[b]	9,943,222
Energizer Holdings	132,967		6,710,844
			22,244,102
Insurance - 5.1%
Alleghany	33,489	[b]	20,480,868
American Financial Group	158,604		13,666,907
Aspen Insurance Holdings	130,357		7,352,135
Brown & Brown	250,160		10,539,241
CNO Financial Group	376,405		7,117,819
Endurance Specialty Holdings	139,666	[a]	12,945,642
Everest Re Group	88,787		19,526,925
First American Financial	237,128		8,911,270
Genworth Financial, Cl. A	1,061,157	[b]	3,565,488
Hanover Insurance Group	92,691		7,780,483
Kemper	106,343		4,594,018
Mercury General	78,700		4,977,775
Old Republic International	527,452		10,971,002
Primerica	99,908	[a]	7,538,059
Reinsurance Group of America	139,509		17,504,194
RenaissanceRe Holdings	90,567		12,346,093
W.R. Berkley	211,101		14,188,098
			184,006,017
Materials - 7.7%
Allegheny Technologies	238,759	[a]	5,188,233
AptarGroup	135,465		9,884,881
Ashland Global Holdings	136,545		16,252,951
Bemis	202,322		9,857,128

Common Stocks - 98.2% (continued)	Shares		Value ($)
Materials - 7.7% (continued)
Cabot	138,329		7,659,277
Carpenter Technology	99,398		3,977,908
Chemours	393,962		10,408,476
Commercial Metals	249,545		5,098,204
Compass Minerals International	73,395	[a]	6,135,822
Domtar	136,785		5,976,137
Eagle Materials	104,955	[a]	10,976,194
Greif, Cl. A	56,910	[a]	3,276,878
Louisiana-Pacific	305,540	[b]	5,844,980
Minerals Technologies	75,177		6,025,437
NewMarket	19,923		8,590,200
Olin	364,939	[a]	9,565,051
Owens-Illinois	360,653	[b]	6,816,342
Packaging Corporation of America	202,907		18,703,967
PolyOne	186,578		6,364,176
Reliance Steel & Aluminum	157,822		12,570,522
Royal Gold	141,251		10,194,085
RPM International	289,881		15,149,181
Scotts Miracle-Gro	96,829		8,905,363
Sensient Technologies	96,099		7,375,598
Silgan Holdings	80,553	[a]	4,713,156
Sonoco Products	219,583		12,066,086
Steel Dynamics	529,652		17,907,534
United States Steel	375,103		12,269,619
Valspar	158,645		17,557,242
Worthington Industries	94,606		4,521,221
			279,831,849
Media - 1.4%
AMC Networks, Cl. A	128,595	[b]	7,374,923
Cable One	10,225		6,466,086
Cinemark Holdings	228,971		9,731,267
John Wiley & Sons, Cl. A	96,383		5,310,703
Live Nation Entertainment	285,046	[b]	8,158,017
Meredith	78,592	[a]	4,817,690
New York Times, Cl. A	265,138	[a]	3,579,363
Time	223,274		4,298,025
			49,736,074
Pharmaceuticals, Biotechnology & Life Sciences - 1.8%
Akorn	187,963	[a,b]	3,590,093
Bio-Rad Laboratories, Cl. A	44,899	[b]	8,534,402

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.2% (continued)	Shares		Value ($)
Pharmaceuticals, Biotechnology & Life Sciences - 1.8% (continued)
Bio-Techne	81,294		8,271,664
Catalent	272,014	[b]	7,279,095
Charles River Laboratories International	104,794	[b]	8,467,355
PAREXEL International	114,509	[a,b]	8,117,543
Prestige Brands Holdings	113,536	[a,b]	5,990,159
United Therapeutics	92,233	[b]	15,092,086
			65,342,397
Real Estate - 10.2%
Alexander & Baldwin	99,621		4,435,127
Alexandria Real Estate Equities	172,504	[c]	19,116,893
American Campus Communities	287,181	[c]	13,962,740
Camden Property Trust	190,115	[a,c]	15,887,911
Care Capital Properties	179,764	[c]	4,441,968
Communications Sales & Leasing	305,628	[c]	8,031,904
CoreCivic	254,305		7,385,017
Corporate Office Properties Trust	205,474	[c]	6,538,183
Cousins Properties	732,865	[c]	6,229,353
DCT Industrial Trust	198,208		8,857,916
Douglas Emmett	313,191	[c]	11,851,147
Duke Realty	770,356	[c]	18,742,761
Education Realty Trust	159,367	[c]	6,408,147
EPR Properties	138,520	[c]	10,246,324
Equity One	200,570	[c]	6,255,778
First Industrial Realty Trust	254,981	[c]	6,591,259
Healthcare Realty Trust	256,736	[c]	7,755,995
Highwoods Properties	218,059	[c]	11,210,413
Hospitality Properties Trust	357,409	[c]	11,126,142
Jones Lang LaSalle	97,609		10,056,655
Kilroy Realty	210,012	[c]	15,719,398
Lamar Advertising, Cl. A	179,916	[c]	13,587,256
LaSalle Hotel Properties	250,566	[c]	7,559,576
Liberty Property Trust	319,694	[c]	12,273,053
Life Storage	100,231	[c]	8,163,815
Mack-Cali Realty	194,840	[c]	5,459,417
Medical Properties Trust	697,680	[c]	8,895,420
National Retail Properties	319,854	[a,c]	13,945,634
Omega Healthcare Investors	424,338	[a,c]	13,608,520
Potlatch	88,035	[c]	3,627,042
Quality Care Properties	200,774	[b]	3,706,288
Rayonier	263,478	[c]	7,348,401

Common Stocks - 98.2% (continued)	Shares		Value ($)
Real Estate - 10.2% (continued)
Regency Centers	227,102	[c]	15,835,822
Senior Housing Properties Trust	513,490	[a,c]	9,781,984
Tanger Factory Outlet Centers	212,880	[c]	7,278,367
Taubman Centers	130,564	[c]	9,249,154
Urban Edge Properties	199,043	[c]	5,567,233
Washington Prime Group	400,730		3,867,045
Weingarten Realty Investors	256,589	[c]	9,142,266
			369,747,324
Retailing - 2.6%
Aaron's	137,453	[a]	4,252,796
American Eagle Outfitters	365,785	[a]	5,527,011
Big Lots	99,672	[a]	4,983,600
Cabela's	112,073	[b]	6,263,760
Chico's FAS	290,718		3,921,786
CST Brands	162,974		7,852,087
Dick's Sporting Goods	193,908		10,005,653
GameStop, Cl. A	221,523	[a]	5,425,098
HSN	67,103		2,365,381
J.C. Penney	687,498	[a,b]	4,571,862
Murphy USA	79,365	[b]	5,055,551
Office Depot	1,141,609		5,080,160
Pool	89,231		9,419,224
RH	84,150	[a,b]	2,273,733
Sally Beauty Holdings	314,007	[b]	7,473,367
Williams-Sonoma	177,434	[a]	8,554,093
			93,025,162
Semiconductors & Semiconductor Equipment - 2.8%
Advanced Micro Devices	1,651,051	[a,b]	17,121,399
Cirrus Logic	138,866	[b]	8,376,397
Cree	215,223	[a,b]	5,935,850
Cypress Semiconductor	711,041	[a]	8,390,284
Integrated Device Technology	290,224	[b]	7,310,743
Intersil, Cl. A	295,073		6,618,487
Microsemi	249,291	[b]	13,249,817
Monolithic Power Systems	81,644		7,122,623
Silicon Laboratories	91,167	[b]	5,944,088
Synaptics	74,910	[a,b]	4,223,426
Teradyne	443,278		12,580,230
Versum Materials	236,112	[b]	6,599,330
			103,472,674

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.2% (continued)	Shares		Value ($)
Software & Services - 8.5%
ACI Worldwide	256,662	[b]	4,979,243
Acxiom	169,564	[b]	4,425,620
ANSYS	188,008	[b]	17,533,626
Broadridge Financial Solutions	258,735		17,213,640
Cadence Design Systems	623,131	[b]	16,220,100
CDK Global	324,742		20,312,612
CommVault Systems	92,160	[b]	4,525,056
Computer Sciences	305,920		19,028,224
comScore	96,394	[b]	3,234,019
Convergys	208,514		5,175,317
CoreLogic	186,537	[b]	6,579,160
DST Systems	69,738		8,030,331
Fair Isaac	66,999		8,260,977
Fortinet	324,631	[b]	10,797,227
Gartner	179,471	[b]	17,832,239
j2 Global	104,598	[a]	8,766,358
Jack Henry & Associates	169,763		15,241,322
Leidos Holdings	310,445		15,000,702
Manhattan Associates	155,125	[b]	7,951,707
MAXIMUS	141,190		7,785,217
Mentor Graphics	242,064	[a]	8,934,582
NeuStar, Cl. A	116,810	[b]	3,878,092
PTC	251,502	[b]	13,221,460
Science Applications International	97,672		7,952,454
Synopsys	328,734	[b]	20,674,081
Tyler Technologies	72,548	[a,b]	10,593,459
Ultimate Software Group	63,094	[a,b]	12,218,784
WebMD Health	83,263	[b]	4,153,991
WEX	84,922	[b]	9,709,132
			310,228,732
Technology Hardware & Equipment - 6.1%
3D Systems	242,427	[a,b]	3,997,621
ARRIS International	414,710	[b]	11,852,412
Arrow Electronics	194,775	[b]	14,319,858
Avnet	277,538		12,888,865
Belden	91,426		6,991,346
Brocade Communications Systems	867,626		10,819,296
Ciena	303,815	[b]	7,394,857
Cognex	186,357		12,590,279
Diebold Nixdorf	168,907	[a]	4,594,270

Common Stocks - 98.2% (continued)	Shares		Value ($)
Technology Hardware & Equipment - 6.1% (continued)
InterDigital	74,312		6,940,741
IPG Photonics	81,019	[b]	9,316,375
Jabil Circuit	400,848	[a]	9,612,335
Keysight Technologies	369,505	[b]	13,697,550
Knowles	194,978	[a,b]	3,513,504
Littelfuse	49,946		7,876,984
National Instruments	230,558		7,244,132
NCR	270,049	[b]	11,617,508
NetScout Systems	199,879	[a,b]	6,655,971
Plantronics	71,599		4,051,071
SYNNEX	64,327		7,730,819
Tech Data	75,732	[b]	6,479,630
Trimble	544,538	[b]	16,129,216
VeriFone Systems	236,065	[b]	4,289,301
ViaSat	111,554	[a,b]	7,240,970
Vishay Intertechnology	285,433	[a]	4,738,188
Zebra Technologies, Cl. A	114,927	[b]	9,615,942
			222,199,041
Telecommunication Services - .2%
Telephone & Data Systems	207,957		6,373,882
Transportation - 1.7%
Avis Budget Group	188,752	[b]	7,025,349
Genesee & Wyoming, Cl. A	133,493	[b]	10,060,032
JetBlue Airways	703,577	[b]	13,797,145
Kirby	119,274	[a,b]	7,687,209
Landstar System	91,070		7,704,522
Old Dominion Freight Line	152,268	[a,b]	13,442,219
Werner Enterprises	97,226		2,732,051
			62,448,527
Utilities - 5.2%
Aqua America	385,856	[a]	11,733,881
Atmos Energy	225,912		17,209,976
Black Hills	115,913	[a]	7,250,358
Great Plains Energy	468,217		12,899,378
Hawaiian Electric Industries	233,686		7,823,807
IDACORP	109,148		8,734,023
MDU Resources Group	424,812		12,468,232
National Fuel Gas	183,727	[a]	10,316,271
New Jersey Resources	186,569		7,033,651
NorthWestern	103,744	[a]	5,924,820

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.2% (continued)	Shares		Value ($)
Utilities - 5.2% (continued)
OGE Energy	434,126		14,560,586
ONE Gas	115,855		7,486,550
PNM Resources	172,921		5,948,482
Southwest Gas Holdings	103,487		8,337,948
UGI	375,854		17,428,350
Vectren	179,206		9,836,617
Westar Energy	308,066		16,848,130
WGL Holdings	111,519		9,137,867
			190,978,927
Total Common Stocks (cost $2,376,721,593)			3,576,755,127
	Principal
Short-Term Investments - .1%	Amount ($)		Value ($)
U.S. Treasury Bills
0.51%, 3/16/17
(cost $2,528,468)	2,530,000	[d]	2,528,720
Other Investment - 1.4%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $50,141,732)	50,141,732	[e]	50,141,732
Investment of Cash Collateral for Securities Loaned - 4.2%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares
(cost $155,234,441)	155,234,441	[e]	155,234,441
Total Investments (cost $2,584,626,234)	103.9%		3,784,660,020
Liabilities, Less Cash and Receivables	(3.9%)		(142,575,787)
Net Assets	100.0%		3,642,084,233

[a]

Security, or portion thereof, on loan. At January 31, 2017, the value of the fund’s securities on loan was $411,240,149 and the value of the collateral held by the fund was $419,881,885, consisting of cash collateral of $155,234,441 and U.S. Government & Agency securities valued at $264,647,444.

[b]	Non-income producing security.
[c]	Investment in real estate investment trust.
[d]	Held by or on behalf of a counterparty for open futures contracts.
[e]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Capital Goods	11.1
Real Estate	10.2
Software & Services	8.5
Materials	7.7
Banks	7.6
Technology Hardware & Equipment	6.1
Short-Term/Money Market Investments	5.7
Utilities	5.2
Health Care Equipment & Services	5.2
Insurance	5.1
Diversified Financials	4.0
Energy	3.8
Consumer Services	3.3
Food, Beverage & Tobacco	3.1
Consumer Durables & Apparel	3.0
Semiconductors & Semiconductor Equipment	2.8
Retailing	2.6
Commercial & Professional Services	1.9
Pharmaceuticals, Biotechnology & Life Sciences	1.8
Transportation	1.7
Media	1.4
Automobiles & Components	.8
Household & Personal Products	.6
Food & Staples Retailing	.5
Telecommunication Services	.2
103.9

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Midcap Index Fund, Inc.
January 31, 2017 (Unaudited)

The following is a summary of the inputs used as of January 31, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	3,561,367,906	-	-	3,561,367,906
Equity Securities—
Foreign Common
Stocks†	15,387,221	-	-	15,387,221
Registered Investment
Companies	205,376,173	-	-	205,376,173
U.S. Treasury	-	2,528,720	-	2,528,720
Other Financial
Instruments:
Futures††	211,239	-	-	211,239

† See Statement of Investments for additional detailed categorizations.
†† Amount shown represents unrealized appreciation at period end.

STATEMENT OF FINANCIAL FUTURES
Dreyfus Midcap Index Fund, Inc.
January 31, 2017 (Unaudited)

		Market Value
		Covered by		Unrealized
	Contracts	Contracts ($)	Expiration	Appreciation ($)

Futures Long
E-mini Standard & Poor's Midcap	357	60,172,350	March 2017	211,239
Gross Unrealized Appreciation				211,239

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2017 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At January 31, 2017, accumulated net unrealized appreciation on investments was $1,200,033,786, consisting of $1,323,229,916 gross unrealized appreciation and $123,196,130 gross unrealized depreciation.

At January 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Midcap Index Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 14, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 14, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    March 14, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)